PENSION AND EMPLOYEE FUTURE BENEFITS (Details - Sensitivity Analysis) $ in Millions	Dec. 31, 2018 USD ($)
Actuarial assumption of discount rates | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	$ (7)
50 basis point decrease	8
Actuarial assumption of discount rates | Non-pension benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	(4)
50 basis point decrease	4
Actuarial assumption of expected rates of inflation | Defined benefit pension plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	4
50 basis point decrease	(4)
Actuarial assumption of medical cost trend rates | Non-pension benefit plans
Disclosure of sensitivity analysis for actuarial assumptions [line items]
50 basis point increase	3
50 basis point decrease	$ (3)